Note 12 - Supplemental Cash Flow Data (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Supplemental Cash Flow Elements [Abstract]
Interest Paid	$ 226,960	$ 21,627	$ 237,121	$ 43,233	$ 47,111	$ 57,281